INCOME TAX - Summary of Net Deferred Tax Assets (liability) (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liability)
Net operating loss carryforward	$ 40,116
Startup/Organization Expenses	361,022
Total deferred tax assets (liability)	401,138
Valuation Allowance	(401,138)
Deferred tax assets (liability), net of allowance	0
Branded Online Inc dba Nogin [Member]
Deferred tax assets (liability)
Net operating loss carryforward	4,950,000	$ 2,654,000
Reserve for doubtful accounts	62,000	120,000
Accrued Expenses	343,000	277,000
Deferred state tax	169,000	0
163(j) interest limitation	166,000	0
Amortization	58,000	189,000
Total deferred tax assets (liability)	5,748,000	3,240,000
Valuation Allowance	(4,282,000)	(3,240,000)
Deferred Tax Liabilities
Depreciation	(73,000)	0
Other deferred tax liabilities	(26,000)	0
Unrealized gain (loss) on joint venture	(2,541,000)	0
Deferred Tax Liabilities, Gross	(2,640,000)	0
Net deferred tax liability	$ (1,174,000)	$ 0